Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

Note 7 – Intangible assets

A.	Composition:

	December 31,
	2023	2024
Original costs:
Technology	2,235	2,235
Total intangible assets cost	2,235	2,235
Accumulated amortization	(—)	(80)
Intangible assets, net	$2,235	2,155

Amortization expenses amounted to $2,002, $0 and $80 for the years ended December 31, 2022, 2023 and 2024, respectively.

B.	Additions and Acquisitions

In August 2023, the Group acquired the technology and intellectual property of the U.K.-based company Additive Flow, which supplies solutions for 3D design simulation and optimization, for 1,760 thousand GBP ($2,235). The technology is amortized from the date it is available for use through cost of revenues over the estimated useful life of 7 years.

C.Impairment testing for reporting units containing goodwill

The Company tests the recorded amount of goodwill for impairment on an annual basis on December 31 or more frequently if there are indicators that the carrying amount of the goodwill exceeds its carried value. The Company performed a goodwill impairment test as of December 31, 2022 related to goodwill acquired from the acquisition of GIS and Formatec Holding, at the Group’s level, since the goodwill cannot be allocated to individual reporting units. Moreover, the Group recognized technology assets that were acquired in business combinations, as corporate assets that do not generate separate cash inflows and are utilized by more than one reporting unit. Those technology assets could not be allocated reasonably and consistently to reporting units and therefore were allocated to the Group level.

The valuation was determined using the income approach valuation methodology. The income approach is based on the projected cash flows discounted to their present value using discount rates, that in the Company’s judgment, consider the timing and risk of the forecasted cash flows using internally developed forecasts and assumptions. Under the income approach, the discount rate used is the average estimated value of a market participant’s cost of capital and debt, derived using customary market metrics. The analysis included assumptions regarding the group’s revenue forecast and discount rates of 21% using a weighted average cost of capital analysis. The market approach was also considered; however, the income approach was chosen as the Company determined it was a better representation of the projected long-term performance.

The results of the quantitative test indicated the fair value of the GIS and Formatec Holding reporting units did not exceed their carrying amounts, including goodwill, in excess of the carrying value of the goodwill. As a result, an impairment loss of $40,523 was recognized in 2022. The impairment loss was allocated to goodwill, intangible assets and some of the property plant and equipment assets.